PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025
Property and equipment, net
Less: Accumulated depreciation	$ (369,049)	$ (760,608)
Property and equipment, net	525,055	1,717,488
Depreciation expenses	114,191	188,042	$ 228,806
Property
Property and equipment, net
Property and equipment, gross	492,941	1,627,658
Less: Accumulated depreciation		(185,755)		$ (157,916)
Leasehold improvement
Property and equipment, net
Property and equipment, gross		468,708
Less: Accumulated depreciation				$ (369,648)
Office equipment
Property and equipment, net
Property and equipment, gross	146,394	138,800
Less: Accumulated depreciation		(5,747)	(480)
Vehicles
Property and equipment, net
Property and equipment, gross	143,812	137,779
Electronic equipment
Property and equipment, net
Property and equipment, gross	$ 110,957	105,151
Less: Accumulated depreciation		$ (17,007)	$ (3,052)